Shareholders' Equity (Tables)	12 Months Ended
Dec. 31, 2017
Equity [Abstract]
Schedule of Shares of Common Stock Outstanding
Ordinary shares of common stock outstanding were as follows:

	December 31,
	2017	2016	2015
Balance at beginning of year	202,285,166	200,244,239	172,792,526
Shares issued under restricted stock award plans	947,709	1,080,532	1,118,970
Shares issued upon exercise of stock options	213,697	960,395	744,374
Shares issued upon acquisition of IGT	—	—	45,322,614
GTECH rescission shares	—	—	(19,734,245)
Balance at end of year	203,446,572	202,285,166	200,244,239

Schedule of Declared Cash Dividends
The Company declared cash dividends per share during the periods presented as follows:

Per share amount ($)	2017	2016	2015
First Quarter	0.20	0.20	—
Second Quarter	0.20	0.20	—
Third Quarter	0.20	0.20	0.20
Fourth Quarter	0.20	0.20	0.20
Total cash dividends declared	0.80	0.80	0.40

Schedule of Changes in Accumulated Other Comprehensive Income (Loss)
The following table details the changes in Accumulated Other Comprehensive Income (“AOCI”):

		Unrealized Gain (Loss) on:					Less: OCI attributable to non-controlling interests	Total AOCI attributable to IGT PLC
	Foreign Currency Translation	Cash Flow Hedges	Hedge of Net Investment	Available for Sale Securities	Defined Benefit Plans	Share of OCI of Associate
Balance at December 31, 2014	158,131	971	(4,499)	5,019	(4,356)	(748)	685	155,203
Change during period	60,079	(594)	—	(3,046)	395	—	304	57,138
Reclassified to operations	—	(244)	—	—	—	—	—	(244)
Tax effect	(14,024)	254	(64)	(3,259)	(166)	—	—	(17,259)
OCI	46,055	(584)	(64)	(6,305)	229	—	304	39,635
Balance at December 31, 2015	204,186	387	(4,563)	(1,286)	(4,127)	(748)	989	194,838
Change during period	(49,881)	8,351	—	8,772	(682)	—	(203)	(33,643)
Reclassified to operations	118	(5,218)	—	—	—	—	—	(5,100)
Tax effect	373	(615)	(15)	4,723	82	—	—	4,548
OCI	(49,390)	2,518	(15)	13,495	(600)	—	(203)	(34,195)
Balance at December 31, 2016	154,796	2,905	(4,578)	12,209	(4,727)	(748)	786	160,643
Change during period	182,791	(6,610)	—	(678)	(120)	—	463	175,846
Reclassified to operations	—	1,744	—	—	—	—	—	1,744
Tax effect	559	1,312	—	57	8	—	—	1,936
OCI	183,350	(3,554)	—	(621)	(112)	—	463	179,526
Balance at December 31, 2017	338,146	(649)	(4,578)	11,588	(4,839)	(748)	1,249	340,169